Introduction	12 Months Ended
Dec. 31, 2011
Introduction [Abstract]
Introduction

1 Introduction

The consolidated financial statements include the accounts of NXP Semiconductors N.V. and its consolidated subsidiaries, including NXP B.V.

Treasury shares

In connection with the Company's share repurchase programs, announced on July 29 and August 17, 2011, shares which have been repurchased and are held in treasury for delivery upon exercise of options and under restricted share programs, are accounted for as a reduction of stockholders' equity. As at December 31, 2011, 3,915,144 shares were held in treasury under this program.

Reverse stock split

In connection with the IPO, the Company amended its Articles of Association on August 2, 2010 in order to effect a 1-for-20 reverse stock split of its shares of common stock. As a consequence, the number of shares outstanding on August 2, 2010 (4,305,030,000 shares) has been adjusted to 215,251,500 shares retrospectively to reflect the reverse stock-split in all periods presented. Basic and diluted weighted average shares outstanding and earnings per share have been adjusted retrospectively to reflect the reverse stock split in all periods presented. Also, the exercise price and the number of shares of common stock issuable under the Company's share based compensation plans were proportionately adjusted retrospectively to reflect the reverse stock split. In addition, authorized and issued share capital has been adjusted retrospectively to reflect the reverse stock split.

Conversion

In addition to the reverse stock split, the Company has also amended its Articles of Association in order to convert a certain percentage of previously authorized common stock to preferred stock. Including the shares issued upon the public offering in August 2010 and the subsequent issuance of shares of common stock under equity incentive plans in November 2010 and 2011, the stock capital of the Company as of December 31, 2011 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock (of which 251,751,500 are issued and outstanding), as well as 645,754,500 authorized but unissued shares of preferred stock.

Accounting policies

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP). Historical cost is used as the measurement basis unless otherwise indicated.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment reporting

In compliance with ASC Topic 280 "Segment Reporting", the Company is structured in two market-oriented business segments: High Performance Mixed Signal and Standard Products, and one other reportable segment, Manufacturing Operations. Corporate and Other represents the remaining portion to reconcile to the consolidated financial statements along with the Divested Home activities.

Reclassifications

Certain items previously reported under specific financial statement captions have been reclassified to conform to the current period presentation. Reference is made to dividends paid to non-controlling interests, in prior periods in the cash flow statement, which have been reclassified from operating activities to financing activities to align with the guidance provided by ASC Topic 810 that classifies non-controlling interests within equity.